Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Tonnage taxes for the period	$ 432	$ 338	$ 317
Potential income tax in absence of exemption	$ 10	$ 3	$ 235